Litigations - Contingent liabilities (Details) R$ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 BRL (R$)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Tax litigation
Contingent liabilities
Contingent liabilities			$ 8,166				$ 6,911
Civil litigation
Contingent liabilities
Contingent liabilities			1,644				1,348
Labor litigation
Contingent liabilities
Contingent liabilities			572				563
Environmental litigation
Contingent liabilities
Contingent liabilities			1,006				907
Provisions for litigation
Contingent liabilities
Contingent liabilities			11,388				$ 9,729
Assessment On JCP
Contingent liabilities
New litigation	$ 685	R$ 3,426
Reduction of tax losses			$ 140	R$ 698
Proceeding related to income tax paid abroad
Contingent liabilities
Loss contingency, collection due disregard of taxes					$ 434	R$ 2,171